Jul. 31, 2019

Ivy Funds

Supplement dated April 30, 2020
to the Ivy Funds Prospectus
dated July 31, 2019

as supplemented November 4, 2019, December 31, 2019, January 8, 2020, March
13, 2020, March 19, 2020, April 1, 2020 and April 10, 2020

On February 26, 2020, the Board of Trustees of Ivy Funds (Board) approved changes to the benchmarks for two series of the Ivy Funds. Those changes, which are effective immediately, are as follows:

Fund	Current Benchmark	New Benchmark
Ivy Limited-Term Bond Fund	Bloomberg Barclays 1-5 Year U.S.	Bloomberg Barclays 1-3 Year
	Government/Credit Index	Gov/Credit Index
Ivy Pzena International Value Fund	MSCI EAFE Index	MSCI EAFE Value Index

Ivy Investment Management Company, the Funds' investment adviser, believes that each New Benchmark index is more reflective of the types of securities in which each Fund invests than each respective Current Benchmark index. The 1, 5 and 10 Year (or Life of Class, as applicable) performance information, as applicable, for the New Benchmark indexes as of December 31, 2019, will appear in the next update to the Funds' prospectus, to be dated July 31, 2020. The Current Benchmark indexes will also be shown in the Funds' prospectus for a period of one year for comparison purposes. Please visit www.ivyinvestments.com or call 800.777.6472 for additional information.